Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous current assets [abstract]
Prepaid expenses	$ 6,593	$ 5,910	$ 1,106
Deferred offering costs	0	503	0
Current financial assets	4	4	12
Total	$ 6,597	$ 6,417	$ 1,118